Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 955	$ 928
Cost of revenues	(50)	(49)
Gross profit	905	879
Research and development expenses	(912)	(999)
Sales and marketing expenses	(197)	(468)
General and administrative expenses	(800)	(373)
Operating loss	(1,004)	(961)
Financing income, net	87	131
Loss before taxes on income	(917)	(830)
Taxes on income	(7)	(6)
Net loss and comprehensive loss for the period	$ (924)	$ (836)
Basic net loss per share (in Dollars per share)	$ (0.1)	$ (0.32)
Weighted average number of Ordinary Shares outstanding used in computing basic net loss per share (in Shares)	9,411,251	2,578,760
Diluted net loss per share (in Dollars per share)	$ (0.12)	$ (0.32)
Weighted average number of Ordinary Shares outstanding used in computing diluted net loss per share (in Shares)	9,873,010	2,578,760